Financial Instruments (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Hyundai Merchant Marine Co Ltd ("HMM")
Derivative Instruments Gain/ (Loss) [Line Items]
Major customer percentage	40.00%	38.00%	38.00%
CMA CGM
Derivative Instruments Gain/ (Loss) [Line Items]
Major customer percentage	39.00%	36.00%	36.00%